Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventories, Net	Inventories are summarized as follows:

	2014	2013

Raw materials	50	59
Work in process	580	597
Finished goods	125	84

	755	740